Regulatory Matters and Restrictions on Dividends - Summary of Changes to Regulatory Capital Ratios (Detail)	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	15.00%	14.70%
Tier I Leverage Ratio	13.70%	13.40%
Minimum [Member] | Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Leverage Ratio	4.00%
Minimum [Member] | Basel III Requirements [Member] | Common Equity Tier I Ratio [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	4.50%
Minimum [Member] | Basel III Requirements [Member] | Tier I Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	6.00%
Minimum [Member] | Basel III Requirements [Member] | Total Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	8.00%
Minimum [Member] | Guideline in Effect [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Leverage Ratio	4.00%
Minimum [Member] | Guideline in Effect [Member] | Tier I Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	4.00%
Minimum [Member] | Guideline in Effect [Member] | Total Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	8.00%
Maximum [Member] | Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Leverage Ratio	5.00%
Maximum [Member] | Basel III Requirements [Member] | Common Equity Tier I Ratio [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	6.50%
Maximum [Member] | Basel III Requirements [Member] | Tier I Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	8.00%
Maximum [Member] | Basel III Requirements [Member] | Total Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	10.00%
Maximum [Member] | Guideline in Effect [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Leverage Ratio	5.00%
Maximum [Member] | Guideline in Effect [Member] | Tier I Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	6.00%
Maximum [Member] | Guideline in Effect [Member] | Total Capital to Risk [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Weighted Assets	10.00%